Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2020 were as follows:

	For the years ended December 31,
	2019	2020	2020
	RMB	RMB	USD
Balance as of January 1	5,787,068	100,078,236	15,337,660
Acquisitions	94,291,168	153,251	23,487
Balance as of December 31	100,078,236	100,231,487	15,361,147